Average Annual Total Returns - PGIM JENNISON RISING DIVIDEND FUND	Sep. 29, 2020
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	31.46%
5 Years	11.69%
10 Years
Since Inception	12.20%	[1]
Class A
Average Annual Return:
1 Year	23.85%
5 Years	7.59%
10 Years
Since Inception	8.51%
Inception Date	Mar. 05, 2014
Class C
Average Annual Return:
1 Year	29.12%
5 Years	8.02%
10 Years
Since Inception	8.77%
Inception Date	Mar. 05, 2014
Class Z
Average Annual Return:
1 Year	31.34%
5 Years	9.10%
10 Years
Since Inception	9.85%
Inception Date	Mar. 05, 2014
Class Z | After Taxes on Distributions
Average Annual Return:
1 Year	30.14%
5 Years	8.15%
10 Years
Since Inception	8.98%
Inception Date	Mar. 05, 2014
Class Z | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	19.38%
5 Years	7.03%
10 Years
Since Inception	7.71%
Inception Date	Mar. 05, 2014
Class R6
Average Annual Return:
1 Year	31.37%
5 Years
10 Years
Since Inception	11.94%
Inception Date	Sep. 27, 2017

[1]	Since Inception returns for the Index are measured from the month-end closest to the Fund’s inception date.